Fair Value Measurements Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Feb. 03, 2012	Sep. 30, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deferred compensation investment	$ 1.3		$ 0.8
Liabilities, Fair Value Disclosure	7.8		0.8
Deferred compensation liabilities		6.7
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deferred compensation investment	1.3		0.8
Liabilities, Fair Value Disclosure	0		0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deferred compensation investment	0		0
Liabilities, Fair Value Disclosure	7.8		0.8
Long-term Debt, Fair Value	$ 986.6